UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS VARIABLE GROWTH

QS VARIABLE MODERATE GROWTH

QS VARIABLE CONSERVATIVE GROWTH

FORM N-Q

SEPTEMBER 30, 2016

QS VARIABLE GROWTH

Schedules of investments (unaudited)	September 30, 2016

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	687,173	$12,836,383
QS International Equity Fund, Class IS Shares	1,035,931	15,020,999	(b)
QS Strategic Real Return Fund, Class IS Shares	590,901	6,931,267	(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	35,344	7,721,658
ClearBridge Appreciation Fund, Class IS Shares	525,167	11,012,758
ClearBridge International Value Fund, Class IS Shares	623,891	6,151,566
ClearBridge Large Cap Growth Fund, Class IS Shares	89,548	3,393,881
ClearBridge Mid Cap Fund, Class IS Shares	145,520	4,835,635	(d)
ClearBridge Small Cap Growth Fund, Class IS Shares	210,079	6,205,721
QS Global Dividend Fund, Class IS Shares	909,887	10,854,947	(e)
QS U.S. Large Cap Equity Fund, Class IS Shares	595,232	9,666,563	(f)
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	1,108,531	10,464,532
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	830	9,927
Western Asset High Yield Fund, Class IS Shares	263,582	2,132,375
Western Asset Macro Opportunities Fund, Class IS Shares	250,943	2,730,261

TOTAL INVESTMENTS - 99.9% (Cost - $84,945,630#)		109,968,473
Other Assets in Excess of Liabilities - 0.1%		99,844

TOTAL NET ASSETS - 100.0%		$110,068,317

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	September 30, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		213,737	$3,992,613
QS International Equity Fund, Class IS Shares		245,550	3,560,478	(b)
QS Strategic Real Return Fund, Class IS Shares		207,887	2,438,513	(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		10,087	2,203,715
ClearBridge Appreciation Fund, Class IS Shares		154,940	3,249,083
ClearBridge International Value Fund, Class IS Shares		155,830	1,536,484
ClearBridge Large Cap Growth Fund, Class IS Shares		39,187	1,485,179
ClearBridge Mid Cap Fund, Class IS Shares		47,997	1,594,948	(d)
ClearBridge Small Cap Growth Fund, Class IS Shares		41,164	1,215,994
QS Global Dividend Fund, Class IS Shares		317,661	3,789,690	(e)
QS U.S. Large Cap Equity Fund, Class IS Shares		160,531	2,607,020	(f)
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		275,763	2,603,204
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		42,244	539,029
Western Asset Core Plus Bond Fund, Class IS Shares		315,306	3,771,056
Western Asset High Yield Fund, Class IS Shares		275,700	2,230,417
Western Asset Macro Opportunities Fund, Class IS Shares		136,833	1,488,747

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,768,140)			38,306,170

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $60,094)	0.400%	60,094	60,094

TOTAL INVESTMENTS - 100.1% (Cost - $29,828,234#)			38,366,264
Liabilities in Excess of Other Assets - (0.1)%			(43,172)

TOTAL NET ASSETS - 100.0%			$38,323,092

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	September 30, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		354,021	$6,613,118
QS International Equity Fund, Class IS Shares		346,371	5,022,385	(b)
QS Strategic Real Return Fund, Class IS Shares		513,434	6,022,584	(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		16,147	3,527,708
ClearBridge Appreciation Fund, Class IS Shares		258,917	5,429,498
ClearBridge International Value Fund, Class IS Shares		333,466	3,287,970
ClearBridge Large Cap Growth Fund, Class IS Shares		72,055	2,730,896
ClearBridge Mid Cap Fund, Class IS Shares		72,698	2,415,747	(d)
ClearBridge Small Cap Growth Fund, Class IS Shares		109,062	3,221,698
QS Global Dividend Fund, Class IS Shares		785,717	9,373,609	(e)
QS U.S. Large Cap Equity Fund, Class IS Shares		226,386	3,676,512	(f)
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		445,099	4,201,733
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		607,655	7,753,675
Western Asset Core Plus Bond Fund, Class IS Shares		1,701,353	20,348,179
Western Asset High Yield Fund, Class IS Shares		836,395	6,766,439
Western Asset Macro Opportunities Fund, Class IS Shares		375,388	4,084,226

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $76,849,603)			94,475,977

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $141,992)	0.400%	141,992	141,992

TOTAL INVESTMENTS - 100.1% (Cost - $76,991,595#)			94,617,969
Liabilities in Excess of Other Assets - (0.1)%			(81,030)

TOTAL NET ASSETS - 100.0%			$94,536,939

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (formerly QS Legg Mason Variable Growth) (“Variable Growth”), QS Variable Moderate Growth (formerly QS Legg Mason Variable Moderate Growth) (“Variable Moderate Growth”) and QS Variable Conservative Growth (formerly QS Legg Mason Variable Conservative Growth) (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$109,968,473	—	—	$109,968,473

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$38,306,170	—	—	$38,306,170
Short-Term Investments†	60,094	—	—	60,094

Total Investments	$38,366,264	—	—	$38,366,264

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$94,475,977	—	—	$94,475,977
Short-Term Investments†	141,992	—	—	141,992

Total Investments	$94,617,969	—	—	$94,617,969

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Variable Growth	$25,709,905	$(687,062)	$25,022,843
Variable Moderate Growth	8,763,638	(225,608)	8,538,030
Variable Conservative Growth	18,176,764	(550,390)	17,626,374

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2016.

	Affiliate Value at December 31,	Purchased		Sold		Income Distributions from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Affiliate Value at September 30,	Realized Gain (Loss) from Sale of Affiliated Underlying
Variable Growth	2015	Cost	Shares	Cost	Shares	Funds	Funds	2016	Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$12,929,530	$190,000	11,137	$1,065,495	56,931	—	—	$12,836,383	$(45,495)
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares(a)	15,386,240	1,980,000	141,831	2,876,281	181,109	—	—	15,020,999	(446,281)
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares(b)	6,802,214	305,000	26,860	711,427	53,220	—	—	6,931,267	(101,427)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	7,834,451	40,000	213	662,472	2,886	—	—	7,721,658	(87,472)
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	10,145,164	1,080,000	51,728	725,828	39,461	—	—	11,012,758	74,172
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	6,267,319	760,000	82,168	1,189,394	113,169	—	—	6,151,566	(174,394)
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	3,154,871	215,000	5,893	173,943	4,841	—	—	3,393,881	1,057

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at December 31,	Purchased		Sold		Income Distributions from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Affiliate Value at September 30,	Realized Gain (Loss) from Sale of Affiliated Underlying
Variable Growth (continued)	2015	Cost	Shares	Cost	Shares	Funds	Funds	2016	Funds
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares(c)	$6,322,005	$112,256	3,620	$1,254,764	51,730	—	$2,256	$4,835,635	$395,236
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	8,641,282	140,000	5,836	1,949,070	103,276	—	—	6,205,721	930,930
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares(d)	11,321,440	410,572	34,340	1,714,955	150,875	$225,572	—	10,854,947	5,045
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares(e)	9,825,406	75,000	5,187	675,064	39,385	—	—	9,666,563	(65,064)
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	7,873,731	3,160,000	372,645	1,874,910	164,999	—	—	10,464,532	(349,910)
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	1,010,749	344,651	30,137	1,355,590	117,737	14,651	—	9,927	19,410
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	919,828	1,330,077	174,829	294,043	35,046	80,077	—	2,132,375	(19,043)
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	2,775,607	—	—	267,586	24,415	—	—	2,730,261	(17,586)

	$111,209,837	$10,142,556		$16,790,822		$320,300	$2,256	$109,968,473	$119,178

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

	Affiliate Value at December 31,	Purchased		Sold		Income Distributions from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Affiliate Value at September 30,	Realized Gain (Loss) from Sale of Affiliated Underlying
Variable Moderate Growth	2015	Cost	Shares	Cost	Shares	Funds	Funds	2016	Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,133,950	$65,000	3,609	$439,541	24,223	—	—	$3,992,613	$(9,541)
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares(a)	3,673,106	310,000	22,387	532,570	33,518	—	—	3,560,478	(77,570)
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares(b)	2,421,915	90,000	7,928	260,372	19,816	—	—	2,438,513	(35,372)

Notes to Schedules of Investments (unaudited) (continued)

Variable Moderate Growth	Affiliate Value at December 31,	Purchased		Sold		Income Distributions from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Affiliate Value at September 30,	Realized Gain (Loss) from Sale of Affiliated Underlying
(continued)	2015	Cost	Shares	Cost	Shares	Funds	Funds	2016	Funds
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	$2,274,242	$10,000	50	$229,381	999	—	—	$2,203,715	$(29,381)
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	3,190,598	170,000	8,099	248,881	14,463	—	—	3,249,083	41,119
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	1,574,985	135,000	14,746	235,449	23,491	—	—	1,536,484	(20,449)
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	1,090,134	440,000	11,684	111,281	3,076	—	—	1,485,179	(1,281)
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares(c)	1,839,359	35,742	1,113	227,882	9,452	—	$742	1,594,948	72,118
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	2,714,511	95,000	3,675	1,306,050	59,113	—	—	1,215,994	308,950
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares(d)	4,013,510	104,043	8,825	624,986	55,036	$79,043	—	3,789,690	14
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares(e)	2,734,080	20,000	1,296	272,763	15,914	—	—	2,607,020	(27,763)
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	1,948,218	835,000	98,017	491,355	45,162	—	—	2,603,204	(81,355)
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	647,388	11,565	924	147,663	11,963	11,565	—	539,029	2,337
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	4,759,349	105,018	8,957	1,210,568	110,042	105,018	—	3,771,056	74,432
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	1,034,420	1,345,502	174,881	321,025	38,403	75,502	—	2,230,417	(31,025)
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	1,541,706	—	—	176,605	16,114	—	—	1,488,747	(11,605)

	$39,591,471	$3,771,870		$6,836,372		$271,128	$742	$38,306,170	$173,628

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at December 31,	Purchased		Sold		Income Distributions from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Affiliate Value at September 30,	Realized Gain (Loss) from Sale of Affiliated Underlying
Variable Conservative Growth	2015	Cost	Shares	Cost	Shares	Funds	Funds	2016	Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$7,053,550	—	—	$822,834	45,840	—	—	$6,613,118	$(7,834)
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares(a)	5,417,788	$655,000	47,000	1,198,843	79,231	—	—	5,022,385	(138,843)
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares(b)	6,032,504	200,000	17,831	680,796	51,811	—	—	6,022,584	(90,796)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	3,666,822	—	—	377,940	1,646	—	—	3,527,708	(47,940)
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	5,658,434	—	—	422,564	27,151	—	—	5,429,498	122,436
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	3,543,789	470,000	50,854	920,653	87,690	—	—	3,287,970	(135,653)
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	1,608,075	1,215,000	32,262	192,387	5,314	—	—	2,730,896	(2,387)
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares(c)	3,272,243	1,153	35	570,098	27,559	—	$1,153	2,415,747	304,902
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	5,213,846	660,000	25,727	2,418,994	102,211	—	—	3,221,698	416,006
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares(d)	9,941,226	281,898	23,942	1,584,776	139,515	$196,898	—	9,373,609	10,224
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares(e)	3,943,983	—	—	450,289	26,271	—	—	3,676,512	(45,289)

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth	Affiliate Value at December 31,	Purchased		Sold		Income Distributions from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Affiliate Value at September 30,	Realized Gain (Loss) from Sale of Affiliated Underlying
(continued)	2015	Cost	Shares	Cost	Shares	Funds	Funds	2016	Funds
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	$2,438,942	$2,580,000	306,778	$1,453,681	140,734	—	—	$4,201,733	$(218,681)
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	8,612,315	199,956	15,898	1,447,205	117,076	$154,956	—	7,753,675	7,795
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	22,631,189	590,975	50,281	3,620,455	328,910	525,975	—	20,348,179	209,545
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	4,621,822	2,351,146	307,989	786,713	93,643	286,146	—	6,766,439	(61,713)
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	4,314,752	—	—	577,180	52,663	—	—	4,084,226	(32,180)

	$97,971,280	$9,205,128		$17,525,408		$1,163,975	$1,153	$94,475,977	$289,592

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016